UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2011
Check here if Amendment [ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		AR Asset Management, Inc.
Address:	335 North Maple Drive, Suite 366
		Beverly Hills, CA 90210

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Annie Kim
Title:	Assistant Portfolio Manager
Phone:	310-859-7644
Signature, Place, and Date of Signing:

Annie Kim		Beverly Hills, CA	August 11, 2011

Report Type (Checky only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	101
Form 13F Information Table Value Total:	177,500

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMR Corp                       COM              001765106      108    20000 SH       SOLE                                      20000
AON Corporation                COM              037389103      596    11618 SH       SOLE                                      11618
AT&T Inc                       COM              78387G103     1854    59038 SH       SOLE                                      59038
Abbott Laboratories            COM              002824100      458     8700 SH       SOLE                                       8700
Alleghany Corp                 COM              017175100      531     1594 SH       SOLE                                       1594
AllianceBernstein Holding LP   COM              01855A101      194    10000 SH       SOLE                                      10000
Altria Group Inc               COM              02209S103     2781   105306 SH       SOLE                                     105306
American Electric Power        COM              025537101      377    10000 SH       SOLE                                      10000
Apple Inc                      COM              037833100     1897     5650 SH       SOLE                                       5650
Archer-Daniels-Midland Corp    COM              039483102      307    10172 SH       SOLE                                      10172
AstraZeneca PLC-SPONS ADR      COM              046353108      200     4000 SH       SOLE                                       4000
AvalonBay Communities, Inc REI COM              053484101      642     5000 SH       SOLE                                       5000
BP PLC Spons ADR               COM              055622104      560    12642 SH       SOLE                                      12642
Banco Santander SA ADR         COM              05964h105      601    52218 SH       SOLE                                      52218
Bank of America (New)          COM              060505104     1455   132719 SH       SOLE                                     132719
Bank of Hawaii Corporation     COM              062540109      698    15000 SH       SOLE                                      15000
Baxter Int'l Inc               COM              071813109      323     5406 SH       SOLE                                       5406
Berkshire Hathaway Cl B        COM              084670207     1549    20014 SH       SOLE                                      20014
Berkshire Hathaway Inc Cl A    COM              084670108     2206       19 SH       SOLE                                         19
Boeing Co                      COM              097023105      488     6600 SH       SOLE                                       6600
Boston Properties Inc. REIT    COM              101121101      637     6000 SH       SOLE                                       6000
Bristol-Myers Squibb Co        COM              110122108     2419    83544 SH       SOLE                                      83544
Caterpillar Inc                COM              149123101     3247    30500 SH       SOLE                                      30500
Cheung Kong Holding            COM              166744201      441    30000 SH       SOLE                                      30000
Chevron Corp                   COM              166764100    11219   109088 SH       SOLE                                     109088
Chubb Corp                     COM              171232101      250     4000 SH       SOLE                                       4000
Cisco Systems Inc              COM              17275R102      347    22200 SH       SOLE                                      22200
CitiGroup Inc.                 COM              172967101      298     7146 SH       SOLE                                       7146
Coca Cola Enterprises          COM              191219104     1167    40000 SH       SOLE                                      40000
Coca-Cola Co                   COM              191216100     5854    87001 SH       SOLE                                      87001
CommonWealth REIT (frmly HRPT  COM              203233101     8183   316666 SH       SOLE                                     316666
ConocoPhillips                 COM              20825c104     1481    19700 SH       SOLE                                      19700
Corporate Office Property Trus COM              22002T108      283     9100 SH       SOLE                                       9100
Diageo PLC ADR                 COM              25243Q205     3216    39285 SH       SOLE                                      39285
Disney Walt Co                 COM              254687106      645    16520 SH       SOLE                                      16520
EOG Resources Inc              COM              26875P101      523     5000 SH       SOLE                                       5000
Emerson Electric Co            COM              291011104      401     7130 SH       SOLE                                       7130
Enterprise Products Partners L COM              293792107     1676    38790 SH       SOLE                                      38790
Expedia Inc (IAC/InterActiveCo COM              30212p105      293    10100 SH       SOLE                                      10100
Exxon Mobil Corporation        COM              30231G102    12779   157026 SH       SOLE                                     157026
Fidelity National Financial, I COM              31620r105      165    10458 SH       SOLE                                      10458
Ford Motor Cp DE NEW           COM              345370100      835    60585 SH       SOLE                                      60585
Freeport-McMoran Copper & Gold COM              35671d857     1940    36680 SH       SOLE                                      36680
General Electric               COM              369604103     5143   272710 SH       SOLE                                     272710
General Growth Properties - RE COM              370021107      834    49977 SH       SOLE                                      49977
General Mills Inc              COM              370334104      298     8000 SH       SOLE                                       8000
General Motors Co              COM              37045v100      310    10200 SH       SOLE                                      10200
HSBC Holdings Plc Ltd ADR      COM              404280406     1032    20802 SH       SOLE                                      20802
Heinz (H.J.)                   COM              423074103      426     8000 SH       SOLE                                       8000
Home Depot                     COM              437076102      855    23600 SH       SOLE                                      23600
Home Properties Inc - REIT     COM              437306103      913    15000 SH       SOLE                                      15000
Howard Hughes Corp (The)(spino COM              44267d107      311     4787 SH       SOLE                                       4787
Hugoton Royalty Trust Texas    COM              444717102      296    13000 SH       SOLE                                      13000
Intel Corp                     COM              458140100     1285    58000 SH       SOLE                                      58000
International Business Machine COM              459200101     9897    57692 SH       SOLE                                      57692
JPMorgan Chase & Co.           COM              46625H100     3113    76034 SH       SOLE                                      76034
Johnson & Johnson              COM              478160104     2648    39810 SH       SOLE                                      39810
Kimberly-Clark                 COM              494368103     1068    16040 SH       SOLE                                      16040
Kinder Morgan Energy Partners  COM              494550106     4091    56350 SH       SOLE                                      56350
Kraft Foods Inc CL A (Altria s COM              50075n104     1622    46053 SH       SOLE                                      46053
LMP Real Estate Income Fund In COM              755881109      211    20000 SH       SOLE                                      20000
Loews Corp                     COM              540424108     3499    83129 SH       SOLE                                      83129
Lorillard, Inc.                COM              544147101     3944    36231 SH       SOLE                                      36231
Macy's Inc. (formerly Federate COM              55616P104     3272   111914 SH       SOLE                                     111914
Medco Health Solutions Inc (Me COM              58405U102     1707    30210 SH       SOLE                                      30210
Merck & Co.                    COM              589331107     5772   163570 SH       SOLE                                     163570
Microsoft Corp                 COM              594918104      359    13800 SH       SOLE                                      13800
Mosaic Company (The)           COM              61945A107      222     3282 SH       SOLE                                       3282
Nestle ADR                     COM              641069406      499     8000 SH       SOLE                                       8000
New York Community Bancorp, In COM              649445103     1854   123700 SH       SOLE                                     123700
News Corp Inc CL A             COM              65248E104     1537    86842 SH       SOLE                                      86842
Nike Inc., Cl B                COM              654106103      900    10000 SH       SOLE                                      10000
Pall Corp                      COM              696429307      610    10851 SH       SOLE                                      10851
PepsiCo                        COM              713448108     1899    26959 SH       SOLE                                      26959
Pfizer, Inc.                   COM              717081103     3980   193215 SH       SOLE                                     193215
Philip Morris International-Al COM              718172109     8126   121706 SH       SOLE                                     121706
Polo Ralph Lauren Corp Cl A    COM              731572103      398     3000 SH       SOLE                                       3000
Procter & Gamble Co            COM              742718109     2887    45409 SH       SOLE                                      45409
Public Storage - REIT          COM              74460D109      534     4688 SH       SOLE                                       4688
Qualcomm                       COM              747525103     1278    22500 SH       SOLE                                      22500
Roche Holdings Ltd ADR         COM              771195104     1891    45075 SH       SOLE                                      45075
Royal Dutch Shell PLC - ADR A  COM              780259206     6363    89450 SH       SOLE                                      89450
Sears Holdings Corp            COM              812350106      357     5000 SH       SOLE                                       5000
Singapore Airlines             COM              870794302     1011    87911 SH       SOLE                                      87911
Sunstone Hotel Investors, Inc. COM              867892101      407    43902 SH       SOLE                                      43902
Swire Pacific Ltd Spons ADR Rp COM              870794302      590    40000 SH       SOLE                                      40000
Sysco Corp                     COM              871829107      312    10000 SH       SOLE                                      10000
Tanger Factory Outlet REIT     COM              875465106      675    25200 SH       SOLE                                      25200
Target Corp-frmly Dayton Hudso COM              87612E106     1441    30720 SH       SOLE                                      30720
Texas Instruments Inc.         COM              882508104      328    10000 SH       SOLE                                      10000
Tiffany & Co                   COM              886547108      652     8300 SH       SOLE                                       8300
Total SA Spon ADR              COM              89151E109      344     5950 SH       SOLE                                       5950
U.S. Bancorp (Formerly First B COM              902973106      377    14789 SH       SOLE                                      14789
United Technologies Corp       COM              913017109     1275    14400 SH       SOLE                                      14400
Verizon                        COM              92343V104      940    25236 SH       SOLE                                      25236
WalMart Stores                 COM              931142103     1424    26800 SH       SOLE                                      26800
Yum Brands Inc (formerly Trico COM              895953107      389     7040 SH       SOLE                                       7040
Zimmer Holdings Inc            COM              98956P102      450     7122 SH       SOLE                                       7122
GE Capital Corp 6.625% Callabl                  369622527      516    20000 SH       SOLE                                      20000
MPG Office Tr 7.625% Callable                   559775200      162    10000 SH       SOLE                                      10000
GM Ser B 4.75% Convert until 1                  37045v209     3841    78800 SH       SOLE                                      78800